UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

			Form 13F

			FORM 13F COVER PAGE

Report for the Calender Year or Quarter Ended:		March 31, 2013

Check here if Amendment	[ ]; Amendment Number: 1
  This Amendment (Check only one.):		[ ] is a restatement.
		[ ] adds new holdings entries.

Form 13F File Number:	28-15431

Institutional Investment Manager Filing this Report:
Name:	Cambridge Associates Limited LLC
Address:	125 High Street
	Boston, Massachusetts 02110
	United States of America

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Sean F. Hanna
Title:	Senior Compliance Officer and Counsel
Phone:	617-457-7500

Signature, Place and Date of Signing:



Sean F. Hanna, Boston, Massachusetts				May 7, 2013


Report Type (Check only one.):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		34
Form 13F Information Table Value Total:		126453	(thousands)

List of Other Included Managers:		NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

			FORM 13F INFORMATION TABLE

							  VALUE	   SHARES/  SH/	PUT/	INVESTMENT OTHER	VOTING AUTHORITY
ISSUER				CLASS		CUSIP	  	   PRN AMT  PRN	CALL	DISC 	MANAGERS	SOLE		SHARED	NONE

ABBOTT LABS COM			COM		002824100 1878	   53169    SH		SOLE			53169		0	0
ABBVIE INC COM			COM		00287Y109 2168	   53169    SH		SOLE			53169		0	0
ALTRIA GROUP INC COM		COM		02209S103 3838	   111595   SH		SOLE			111595		0	0
AMAZON COM INC			COM		023135106 3900	   14635    SH		SOLE			14635		0	0
APPLE INC			COM		037833100 2630	   5942	    SH		SOLE			5942		0	0
AT&T INC COM			COM		00206R102 3694     100687   SH		SOLE			100687		0	0
CHEVRON CORP NEW COM		COM		166764100 3831     32238    SH		SOLE			32238		0	0
CISCO SYS INC COM		COM		17275R102 4195	   200639   SH		SOLE			200639		0	0
COCA COLA CO COM		COM		191216100 3975	   98289    SH		SOLE			98289		0	0
COMCAST CORP			CL A		20030N101 4399	   104720   SH		SOLE			104720		0	0
CONOCOPHILLIPS COM		COM		20825C104 3955	   65809    SH		SOLE			65809		0	0
DISNEY WALT CO			COM		254687106 4116	   72463    SH		SOLE			72463		0	0
EXXON MOBIL CORP COM		COM		30231G102 3687     40916    SH		SOLE			40916		0	0
GENERAL ELECTRIC CO COM		COM		369604103 3825     165447   SH		SOLE			165447		0	0
GOOGLE INC			COM		38259P508 3973	   5003	    SH		SOLE			5003		0	0
HOME DEPOT INC			COM		437076102 4276	   61280    SH		SOLE			61280		0	0
INTEL CORP COM			COM		458140100 3681	   168462   SH		SOLE			168462		0	0
INTL BUSINESS MACHS		COM		459200101 3855     18071    SH		SOLE			18071		0	0
JOHNSON & JOHNSON COM		COM		478160104 4452     54605    SH		SOLE			54605		0	0
KRAFT FOODS INC			COM		50075N104 1450	   28135    SH		SOLE			28135	 	0	0
MCDONALDS CORP COM		COM		580135101 4129	   41423    SH		SOLE			41423		0	0
MERCK & CO INC NEW COM		COM		58933Y105 3619	   81830    SH		SOLE			81830		0	0
MICROSOFT CORP COM		COM		594918104 3643     127335   SH		SOLE			127335		0	0
MONDELEZ INTL INC		CL A		609207105 2755     90000    SH		SOLE			90000		0	0
OCCIDENTAL PETE CORP		COM		674599105 3529	   45034    SH		SOLE			45034		0	0
ORACLE CORP COM			COM		68389X105 3933	   121615   SH		SOLE			121615		0	0
PEPSICO INC COM			COM		713448108 4214	   53262    SH		SOLE			53262		0	0
PFIZER INC COM			COM		717081103 4309     149290   SH		SOLE			149290		0	0
PHILIP MORRIS INTL INC		COM		718172109 3766	   40619    SH		SOLE			40619		0	0
PROCTER & GAMBLE CO COM		COM		742718109 4229     54873    SH		SOLE			54873		0	0
QUALCOMM INC COM		COM		747525103 4135     61760    SH		SOLE			61760		0	0
VERIZON COM INC			COM		92343V104 4002     81423    SH		SOLE			81423		0	0
VISA INC COM CL A		CL A		92826C839 4643	   27336    SH		SOLE			27336		0	0
WAL-MART STORES INC COM		COM		931142103 3771     50390    SH		SOLE			50390		0	0